The Company and Nature of Operations	12 Months Ended
Dec. 31, 2021
THE COMPANY AND NATURE OF OPERATIONS [Abstract]
The Company and Nature of Operations
1. THE COMPANY AND NATURE OF OPERATIONS
Nature of Operations and Organization
Sohu.com Limited was incorporated in the Cayman Islands on May 30, 2003 as a direct wholly-owned subsidiary of Sohu.com Inc., which was incorporated in Delaware in August 1996 and was the ultimate parent company of the Sohu Group (as defined below) until its dissolution on May 31, 2018. On July 17, 2000, Sohu.com Inc. completed an initial public offering (“IPO”) of shares of its common stock on NASDAQ trading under the symbol “SOHU.” On May 31, 2018, pursuant to a proposal for the dissolution of Sohu.com Inc. and adoption of a plan of complete liquidation and dissolution of Sohu.com Inc. that was approved by the stockholders of Sohu.com Inc. at a special meeting of stockholders held on May 29, 2018, Sohu.com Inc. was dissolved, all outstanding shares of the common stock of Sohu.com Inc. were delisted and cancelled, and American Depositary Shares (“ADSs”) representing all outstanding ordinary shares of Sohu.com Limited (the “Ordinary Shares”) were distributed on a share-for-share
basis to the stockholders of Sohu.com Inc. On June 1, 2018 Sohu.com Limited’s ADSs began trading on the NASDAQ Global Select Market under the same “SOHU” symbol in place of the common stock of Sohu.com Inc. As a result, Sohu.com Limited replaced Sohu.com Inc. as the top-tier,
publicly-traded holding company of the Sohu Group (as defined below). Sohu.com Limited (or its predecessor Sohu.com Inc., as applicable), together with its subsidiaries and consolidated VIEs, are collectively referred to herein as the “Sohu Group,” the “Group” or the “Company.” As described elsewhere in this report, the Company does not own its consolidated VIEs, and the results of such VIEs’ operations only accrue to the Company through contractual arrangements between such VIEs, and such VIEs’ nominee shareholders, and certain of the Company’s subsidiaries. Accordingly, in appropriate contexts activities of the VIEs that the Company consolidates will be described separately from those of the Company’s direct and indirect owned subsidiaries and the use of the terms “Sohu Group,” “Group,” and “Company” may not include in those contexts the VIEs that the Company consolidates.
The Sohu Group is a leading Chinese online media, video, and game business group providing comprehensive online products and services on PCs and mobile devices in China. The Sohu Group consists of Sohu, which when referred to in this report, unless the context requires otherwise, consists of the businesses of Sohu.com Limited and corresponding subsidiaries and VIEs excluding the businesses and the corresponding subsidiaries and VIEs of Changyou.com Limited (“Changyou”), and Changyou. Changyou is an indirect wholly-owned subsidiary of the Company. Sohu is a leading Chinese language online media content and services provider; and Changyou is a leading online game developer and operator in China that engages primarily in the development, operation and licensing of online games for PCs and mobile devices. Most of the Sohu Group’s operations are conducted through the Group’s China-based subsidiaries and VIEs.
Changyou completed its IPO on NASDAQ in April 2009, trading under the symbol “CYOU.” On April 17, 2020, Sohu acquired all outstanding shares of Changyou that it did not already beneficially own pursuant to the merger (the “Changyou Merger”) of an indirect newly-formed wholly-owned subsidiary (“Changyou Merger Co.”) with and into Changyou, with Changyou being the company surviving the Changyou Merger, and resulting in Changyou being delisted from NASDAQ and continuing as a privately-held company that is an indirect wholly-owned subsidiary of Sohu.com Limited.
Because prior to the completion of Changyou Merger, Sohu.com Limited, or its predecessor Sohu.com Inc., was the controlling shareholder of Changyou, Sohu.com Limited consolidated Changyou in its consolidated financial statements, and recognized noncontrolling interests reflecting economic interests in Changyou held by Changyou’s former shareholders or beneficial owners other than Sohu.com Limited. As a result of the completion of Sohu’s acquisition of the noncontrolling interests in Changyou on April 17, 2020, Sohu.com Limited beneficially
holds
 and controls
100% of the combined total of Changyou’s outstanding ordinary shares and 100% of the total voting power in Changyou and consolidates Changyou in its consolidated financial statements with no noncontrolling interests being recognized except for noncontrolling interests reflecting economic interests in Changyou’s subsidiaries.
Prior to the completion of the Tencent/Sohu Sogou Share Purchase (as defined below) on September 23, 2021, Sogou Inc. (“Sogou”) was an indirect controlled subsidiary of the Company. Sogou completed its IPO on the New York Stock Exchange (the “NYSE”) in November 2017 trading under the symbol “SOGO.” On September 23, 2021, Sohu completed the transactions contemplated by a Share Purchase Agreement, dated September 29, 2020 and amended on December 1, 2020 and further amended on July 19, 2021, by and among the Company, the Company’s indirect wholly-owned subsidiary Sohu.com (Search) Limited (“Sohu Search”), and TitanSupernova Limited (“Tencent Merger Sub”), an indirect wholly-owned subsidiary of Tencent Holdings Limited (“Tencent”) (as so amended, the “Tencent/Sohu Sogou Share Purchase Agreement”), in which Sohu Search sold all of the Class A ordinary shares of Sogou and Class B ordinary shares of Sogou owned by Sohu Search to Tencent Merger Sub at a purchase price of

$9.00
per share (the “Tencent/Sohu Sogou Share Purchase”). The Sohu Group received gross consideration of approximately

$1.18
 billion in cash from the Tencent/Sohu Sogou Share Purchase
.
Also on September 23, 2021, shortly after the completion of the Tencent/Sohu Sogou Share Purchase, Tencent Merger Sub was merged with and into Sogou (the “Sogou Merger”) pursuant to a definitive Agreement and Plan of Merger, dated September 29, 2020 and amended on December 1, 2020 and further amended on July 19, 2021 (as so amended, the “Sogou Merger Agreement”), by and among Sogou, Tencent Merger Sub, and two other wholly-owned subsidiaries of Tencent. As a result of the completion of the Tencent/Sohu Sogou Share Purchase and the Sogou Merger, Sohu no longer has any beneficial ownership interest in Sogou.
As Sohu.com Limited, or its predecessor Sohu.com Inc., was the controlling shareholder of Sogou before the effectiveness of the Tencent/Sohu Sogou Share Purchase, Sohu.com Limited consolidated Sogou in its consolidated financial statements as discontinued operations, and recognized noncontrolling interests reflecting economic interests in Sogou held by shareholders or beneficial owners other than Sohu.com Limited (the “Sogou noncontrolling shareholders”).
Through the operation of Sohu and Changyou, the Sohu Group generates brand advertising revenues, online game revenues, and other revenues. Brand advertising and online games are the Sohu Group’s core businesses. Prior to the completion of the Tencent/Sohu Sogou Share Purchase, the Sohu Group also generated search and search-related advertising revenues through the discontinued operations of Sogou.
The principal subsidiaries and VIEs through which the Group conducted its business operations as of December 31, 2021 are described below:

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation/ Acquisition	Effective Interest held through equity ownership/contractual arrangements

Subsidiaries:
For Sohu:

Sohu.com (Hong Kong) Limited	Incorporated on April 19, 2000	Hong Kong	100%
Beijing Sohu New Era Information Technology Co., Ltd. (“Sohu Era”)	Incorporated on July 25, 2003	People’s Republic of China	100%
Sohu.com (Search) Limited (“Sohu Search”)	Incorporated on October 28, 2005	Cayman Islands	100%
Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”)	Incorporated on June 19, 2006	People’s Republic of China	100%
Sohu.com (Game) Limited (“Sohu Game”)	Incorporated on February 11, 2008	Cayman Islands	100%
Beijing Sohu New Momentum Information Technology Co., Ltd. (“Sohu New Momentum”)	Incorporated on May 31, 2010	People’s Republic of China	100%
Fox Video Limited (“Sohu Video”)	Incorporated on July 26, 2011	Cayman Islands	100%
Fox Information Technology (Tianjin) Limited (“Video Tianjin”)	Incorporated on November 17, 2011	People’s Republic of China	100%
Sohu Focus Limited	Incorporated on July 11, 2013	Cayman Islands	100%
Sohu Focus (HK) Limited (“Focus HK”)	Incorporated on July 26, 2013	Hong Kong	100%
For Changyou:
Changyou.com Limited (“Changyou”)	Incorporated on August 6, 2007	Cayman Islands	100%
Changyou.com (HK) Limited (“Changyou HK”)	Incorporated on August 13, 2007	Hong Kong	100%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Incorporated on September 26, 2007	People’s Republic of China	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Incorporated on October 29, 2009	People’s Republic of China	100%
Changyou.com Korea LLC	Incorporated on January 7, 2010	Korea	100%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Changyou Chuangxiang”)	Incorporated on November 8, 2016	People’s Republic of China	100%
VIEs:
For Sohu:
Beijing Century High-Tech Investment Co., Ltd. (“High Century”)	Incorporated on December 28, 2001	People’s Republic of China	100%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. (“Heng Da Yi Tong”)	Incorporated on February 7, 2002	People’s Republic of China	100%
Beijing Sohu Internet Information Service Co., Ltd. (“Sohu Internet”)	Incorporated on July 31, 2003	People’s Republic of China	100%
Beijing Sohu Donglin Advertising Co., Ltd. (“Donglin”)	Incorporated on May 17, 2010	People’s Republic of China	100%
Tianjin Jinhu Culture Development Co., Ltd (“Tianjin Jinhu”)	Incorporated on November 24, 2011	People’s Republic of China	100%
Beijing Focus Interactive Information Service Co., Ltd. (“Focus Interactive”)	Incorporated on July 15, 2014	People’s Republic of China	100%
Guangzhou Qianjun Network Technology Co., Ltd. (“Guangzhou Qianjun”)	Acquired on November 25, 2014	People’s Republic of China	100%
For Changyou:
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Incorporated on August 23, 2007	People’s Republic of China	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Acquired on May 28, 2010	People’s Republic of China	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Incorporated on August 5, 2010	People’s Republic of China	100%
Sohu’s Business
Brand Advertising Business
Sohu’s main business is the brand advertising business, which offers to users, over Sohu’s matrices of Chinese language online media, various content, products and services across multiple Internet-enabled devices such as mobile phones, tablets and PCs. The majority of Sohu’s products and services are provided in China through Sohu Media Portal, Sohu Video and Focus.

•
Sohu Media Portal.
Sohu Media Portal is a leading online news, information and
content
services provider in China. It provides users with access to comprehensive content through the mobile phone application Sohu News APP, the mobile portal m.sohu.com and www.sohu.com for PCs;

•	Sohu Video. Sohu Video is an online video content and services provider in China through the mobile phone application Sohu Video APP, tv.sohu.com and the PC video application ifox for PCs; and

•	Focus. Focus (www.focus.cn) is an online real estate information and services provider in China.
Revenues generated by the brand advertising business are classified as brand advertising revenues in the Sohu Group’s consolidated statements of comprehensive income.
Other Sohu Business
Sohu also engages in the other business, which consists primarily of paid subscription services, interactiv
e
 broadcasting services, and revenue sharing from other platforms. Revenues generated by Sohu from the other business are classified as other revenues in the Sohu Group’s consolidated statements of comprehensive income.
Changyou’s Business
Changyou’s business lines consist of the online game business and the platform channel business, which consists primarily of online advertising and mobile game distribution services. Before ceasing its operations in August 2019, Changyou also operated a cinema advertising business, which consisted primarily of the acquisition from operators of movie theaters, and the sale to advertisers, of pre-film
advertising slots.
Online Game Business
Changyou’s online game business offers PC games and mobile games to game players. All of Changyou’s games are operated under the item-based revenue model, meaning that game players can play the games for free, but may choose to pay for virtual items, which are non-physical
items that game players can purchase and use within a game, such as characters, weapons, gems, pets, skills, fashion items and other in-game
consumables, features and functionalities. Revenues derived from the operation of online games are classified as online game revenues in the Sohu Group’s consolidated statements of comprehensive income.
PC Games
PC games are interactive online games that are accessed and played simultaneously by hundreds of thousands of game players through personal computers and require that local client-end
game access software be installed on the computers used. Changyou’s dominant game is Tian Long Ba Bu (“TLBB

PC
”), a PC based
client-end
game. For the year ended December 31, 2021, revenues from
TLBB PC
 were $421.7 million, accounting for approximately

66% of Changyou’s online game revenues, approximately 65% of Changyou’s total revenues
,
and approximately 50% of the Sohu Group’s total revenues.
Mobile Games
Mobile games are played on mobile devices and require an Internet connection. In the second quarter of 2017, Changyou launched a mobile game, Legacy TLBB (“Legacy TLBB Mobile”), which is operated by Tencent under license from Changyou. For the year ended December 31, 2021, revenues from Legacy TLBB Mobile were $79.5 million, accounting for approximately 12% of Changyou’s online game revenues, approximately 12% of Changyou’s total revenues, and approximately 10% of the Sohu Group’s total revenues.
Platform Channel Business
Changyou’s platform channel business consists primarily of the operation of the 17173.com Website. Prior to RaidCall’s ceasing operations in March 2019, Changyou’s platform channel business also included RaidCall.
17173.com Website
The 17173.com Website provides news, electronic forums, online videos, and other online game information services to game players, as well as distribution services. Changyou generates online advertising revenues from providing advertising services to third-party advertisers on the 17173.com Website and online game revenues from mobile game distribution services.
RaidCall
Prior to ceasing operations in March 2019, RaidCall provided online music and entertainment services, primarily in Taiwan. IVAS revenues that were generated by RaidCall are classified as other revenues in the Sohu Group’s consolidated statements of comprehensive income.
Cinema Advertising Business (Discontinued)
Prior to ceasing its operations in August 2019, Changyou also operated a cinema advertising business, which consisted primarily of the acquisition from operators of movie theaters, and the sale to advertisers, of pre-film
advertising slots. Revenues that were generated by Changyou’s cinema advertising business are reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income.
Changyou’s Share Structure
As a result of the completion of the Changyou Merger on April 17, 2020, the Company beneficially held and controlled, and continues to beneficially hold and control,
 100% of the combined total of Changyou’s outstanding ordinary shares and 100% of the total voting power in Changyou. Sohu consolidates Changyou in its consolidated financial statements and, prior to the completion of the Changyou Merger on April 17, 2020, also provided for noncontrolling interests reflecting ordinary shares in Changyou held by shareholders other than the Company (“Changyou noncontrolling shareholders”).
Sogou’s Business (Discontinued)
Between the Company’s entry into the Tencent/Sohu Sogou Share Purchase Agreement on September 29, 2020 and the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, Sogou met the criteria for discontinued operations. Accordingly, the results of Sogou’s operations were excluded from Sohu’s results from continuing operations and revenues that were generated by Sogou are reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income. The Company ceased consolidating Sogou in the Company’s consolidated financial statements after September 23, 2021. Retrospective adjustments to the historical statements have been made in order to provide a consistent basis of comparison.
Search and Search-related Business
Prior to the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, the Group’s search and search-related business consisted primarily of search and search-related advertising services offered by Sogou. Search and search-related advertising services enabled advertisers’ promotional links to be displayed on Sogou’s search results pages and other Internet properties and third parties’ Internet properties where the links were relevant to the subject and content of searches and such properties. Sogou’s advertising services expanded distribution of advertisers’ promotional links and advertisements by leveraging traffic on third parties’ Internet properties, including Web content, software, and mobile applications.

Other Sogou Business
Sogou also offered IVAS, primarily with respect to the operation of Web games and mobile games developed by third parties, and offered other products and services.